Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	NATURE OF OPERATIONS

The Company is a federally chartered stock holding company and owns 100% of the outstanding common stock of Beneficial Mutual Savings Bank, a Pennsylvania chartered stock savings bank (the “Bank”). The Bank offers a variety of consumer and commercial banking services to individuals, businesses, and nonprofit organizations through 60 offices throughout the Philadelphia and Southern New Jersey area. The Bank is supervised and regulated by the Pennsylvania Department of Banking and the Federal Deposit Insurance Corporation (the “FDIC”). Pursuant to the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), the Office of Thrift Supervision (the “OTS”), which previously served as the primary federal regulator of Beneficial Mutual Bancorp, Inc. (the “Company”) and Beneficial Savings Bank MHC (the “MHC”), was eliminated on July 21, 2011. As a result of the elimination of the OTS, savings and loan holding companies, such as the Company and the MHC, are now regulated by the Board of Governors of the Federal Reserve System (the “Federal Reserve Board”). The deposits of the Bank are insured by the Deposit Insurance Fund of the FDIC.